BALANCE SHEET (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Nov. 09, 2020	Sep. 15, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common shares, par value, (per share)	$ 10.00
Common shares, shares issued	2,949,428	3,574,009
Common stock outstanding	2,949,428	3,574,009
Temporary Equity, Shares Outstanding		17,950,991
Class A common stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	2,949,428	3,574,009
Common stock outstanding	2,949,428	3,574,009
Temporary Equity, Shares Outstanding	18,575,572	17,950,991
Shares Issued, Price Per Share	$ 10.00
Class A Common Stock Subject to Redemption
Temporary Equity, Shares Outstanding	18,575,572	17,950,991
Class A Common Stock Not Subject to Redemption
Common shares, par value, (per share)		$ 0.0001
Common shares, shares authorized		500,000,000
Common shares, shares issued		3,574,009
Common stock outstanding		3,574,009
Class B common stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	50,000,000	50,000,000
Common shares, shares issued	5,381,250	5,381,250	5,381,250
Common stock outstanding	5,381,250	5,381,250	5,381,250	5,750,000